DEBT - Term Credit Agreement (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 05, 2015
Debt Instrument [Line Items]
Repayments of debt			$ 250,000	$ 150,000	$ 531,842
Incremental term loan		$ 1,050,000	1,050,000	1,300,000
Term Credit Agreement Due 2028
Debt Instrument [Line Items]
Incremental term loan		200,000	200,000	$ 350,000
Line of Credit | Term Credit Agreement Due 2028
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 550,000
Term Loan Facility | Term Credit Agreement Due 2028
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 350,000
Debt instrument, term (in years)	9 years
Repayments of debt		150,000
Loss on extinguishment of debt		200
Incremental term loan		$ 200,000	$ 200,000
Basis points on periodic interest rate (as percent)			1.50%
Variable interest rate (as percent)		2.00%	2.00%
Term Loan Facility | Term Credit Agreement Due 2028 | Credit Spread Adjustment
Debt Instrument [Line Items]
Basis points on periodic interest rate (as percent)			0.10%